Interest in joint venture - Summary of financial information in joint venture (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint ventures [line items]
Cash and cash equivalents	$ 347,510	$ 376,778	$ 347,510	$ 376,778	$ 326,441	$ 466,544
Intangible assets	13,536	14,575	13,536	14,575	14,360
Total liabilities	(515,891)		(515,891)		(440,441)
Operating expense	59,072	86,702	129,636	173,564
Net loss	(47,117)	(64,374)	(106,543)	(81,035)
Overland ADCT BioPharma
Disclosure of joint ventures [line items]
Cash and cash equivalents	11,033		11,033		19,261
Prepaid and other current assets	218		218		2
Intangible assets	49,249		49,249		49,249
Total liabilities	(2,493)		(2,493)		(3,062)
Net assets	58,007		58,007		$ 65,450
Operating expense	3,021	4,576	5,528	9,367
Other expense (income)	(1,457)	(662)	(1,183)	(704)
Other comprehensive loss (income)	908	0	1,431	0
Net loss	$ 2,472	$ 3,914	$ 5,776	$ 8,663